Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First American Funds Trust
Entity Central Index Key	0001890141
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class A
Trading Symbol	FAAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Net Assets	$ 115,709,272,293
Holdings Count | $ / shares	385
Advisory Fees Paid, Amount	$ 102,311,687
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$115,709,272,293
Number of Holdings	385
Net Advisory Fee	$102,311,687

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	50.7%
U.S. Treasury Debt	23.2%
U.S. Government Agency Debt	20.0%
U.S. Government Agency Repurchase Agreements	6.2%
Investment Companies	0.7%
Liabilities in Excess of Other Assets	-0.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class D
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class D
Trading Symbol	FGDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Net Assets	$ 115,709,272,293
Holdings Count | $ / shares	385
Advisory Fees Paid, Amount	$ 102,311,687
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$115,709,272,293
Number of Holdings	385
Net Advisory Fee	$102,311,687

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	50.7%
U.S. Treasury Debt	23.2%
U.S. Government Agency Debt	20.0%
U.S. Government Agency Repurchase Agreements	6.2%
Investment Companies	0.7%
Liabilities in Excess of Other Assets	-0.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class P
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class P
Trading Symbol	FPPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Net Assets	$ 115,709,272,293
Holdings Count | $ / shares	385
Advisory Fees Paid, Amount	$ 102,311,687
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$115,709,272,293
Number of Holdings	385
Net Advisory Fee	$102,311,687

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	50.7%
U.S. Treasury Debt	23.2%
U.S. Government Agency Debt	20.0%
U.S. Government Agency Repurchase Agreements	6.2%
Investment Companies	0.7%
Liabilities in Excess of Other Assets	-0.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class T
Trading Symbol	FTGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Net Assets	$ 115,709,272,293
Holdings Count | $ / shares	385
Advisory Fees Paid, Amount	$ 102,311,687
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$115,709,272,293
Number of Holdings	385
Net Advisory Fee	$102,311,687

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	50.7%
U.S. Treasury Debt	23.2%
U.S. Government Agency Debt	20.0%
U.S. Government Agency Repurchase Agreements	6.2%
Investment Companies	0.7%
Liabilities in Excess of Other Assets	-0.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class U
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class U
Trading Symbol	FGUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class U	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Net Assets	$ 115,709,272,293
Holdings Count | $ / shares	385
Advisory Fees Paid, Amount	$ 102,311,687
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$115,709,272,293
Number of Holdings	385
Net Advisory Fee	$102,311,687

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	50.7%
U.S. Treasury Debt	23.2%
U.S. Government Agency Debt	20.0%
U.S. Government Agency Repurchase Agreements	6.2%
Investment Companies	0.7%
Liabilities in Excess of Other Assets	-0.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class V
Trading Symbol	FVIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Net Assets	$ 115,709,272,293
Holdings Count | $ / shares	385
Advisory Fees Paid, Amount	$ 102,311,687
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$115,709,272,293
Number of Holdings	385
Net Advisory Fee	$102,311,687

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	50.7%
U.S. Treasury Debt	23.2%
U.S. Government Agency Debt	20.0%
U.S. Government Agency Repurchase Agreements	6.2%
Investment Companies	0.7%
Liabilities in Excess of Other Assets	-0.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class X
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class X
Trading Symbol	FGXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 115,709,272,293
Holdings Count | $ / shares	385
Advisory Fees Paid, Amount	$ 102,311,687
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$115,709,272,293
Number of Holdings	385
Net Advisory Fee	$102,311,687

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	50.7%
U.S. Treasury Debt	23.2%
U.S. Government Agency Debt	20.0%
U.S. Government Agency Repurchase Agreements	6.2%
Investment Companies	0.7%
Liabilities in Excess of Other Assets	-0.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class Y
Trading Symbol	FGVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 115,709,272,293
Holdings Count | $ / shares	385
Advisory Fees Paid, Amount	$ 102,311,687
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$115,709,272,293
Number of Holdings	385
Net Advisory Fee	$102,311,687

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	50.7%
U.S. Treasury Debt	23.2%
U.S. Government Agency Debt	20.0%
U.S. Government Agency Repurchase Agreements	6.2%
Investment Companies	0.7%
Liabilities in Excess of Other Assets	-0.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class Z
Trading Symbol	FGZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 115,709,272,293
Holdings Count | $ / shares	385
Advisory Fees Paid, Amount	$ 102,311,687
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$115,709,272,293
Number of Holdings	385
Net Advisory Fee	$102,311,687

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	50.7%
U.S. Treasury Debt	23.2%
U.S. Government Agency Debt	20.0%
U.S. Government Agency Repurchase Agreements	6.2%
Investment Companies	0.7%
Liabilities in Excess of Other Assets	-0.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Institutional Prime Obligations Fund
Class Name	Class T
Trading Symbol	FIUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Net Assets	$ 1,091,143,544
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 1,107,873
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,091,143,544
Number of Holdings	27
Net Advisory Fee	$1,107,873

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	37.7%
Other Repurchase Agreements	22.6%
Non-Financial Company Commercial Paper	12.7%
Financial Company Commercial Paper	8.7%
Non-Negotiable Time Deposits	8.3%
Asset Backed Commercial Paper	8.2%
Variable Rate Demand Notes	2.0%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Institutional Prime Obligations Fund
Class Name	Class V
Trading Symbol	FPIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Net Assets	$ 1,091,143,544
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 1,107,873
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,091,143,544
Number of Holdings	27
Net Advisory Fee	$1,107,873

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	37.7%
Other Repurchase Agreements	22.6%
Non-Financial Company Commercial Paper	12.7%
Financial Company Commercial Paper	8.7%
Non-Negotiable Time Deposits	8.3%
Asset Backed Commercial Paper	8.2%
Variable Rate Demand Notes	2.0%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Institutional Prime Obligations Fund
Class Name	Class Y
Trading Symbol	FAIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 1,091,143,544
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 1,107,873
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,091,143,544
Number of Holdings	27
Net Advisory Fee	$1,107,873

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	37.7%
Other Repurchase Agreements	22.6%
Non-Financial Company Commercial Paper	12.7%
Financial Company Commercial Paper	8.7%
Non-Negotiable Time Deposits	8.3%
Asset Backed Commercial Paper	8.2%
Variable Rate Demand Notes	2.0%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Institutional Prime Obligations Fund
Class Name	Class Z
Trading Symbol	FPZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Net Assets	$ 1,091,143,544
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 1,107,873
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,091,143,544
Number of Holdings	27
Net Advisory Fee	$1,107,873

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	37.7%
Other Repurchase Agreements	22.6%
Non-Financial Company Commercial Paper	12.7%
Financial Company Commercial Paper	8.7%
Non-Negotiable Time Deposits	8.3%
Asset Backed Commercial Paper	8.2%
Variable Rate Demand Notes	2.0%
Liabilities in Excess of Other Assets	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class A
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class A
Trading Symbol	FAPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Net Assets	$ 4,006,244,792
Holdings Count | $ / shares	183
Advisory Fees Paid, Amount	$ 3,381,932
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$4,006,244,792
Number of Holdings	183
Net Advisory Fee	$3,381,932

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	23.1%
Financial Company Commercial Paper	23.0%
U.S. Treasury Repurchase Agreements	20.0%
Asset Backed Commercial Paper	11.9%
Non-Negotiable Time Deposits	8.6%
Certificates of Deposit	7.2%
Non-Financial Company Commercial Paper	5.3%
Other Instruments	1.7%
Liabilities in Excess of Other Assets	-0.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class T
Trading Symbol	FEIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Net Assets	$ 4,006,244,792
Holdings Count | $ / shares	183
Advisory Fees Paid, Amount	$ 3,381,932
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$4,006,244,792
Number of Holdings	183
Net Advisory Fee	$3,381,932

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	23.1%
Financial Company Commercial Paper	23.0%
U.S. Treasury Repurchase Agreements	20.0%
Asset Backed Commercial Paper	11.9%
Non-Negotiable Time Deposits	8.6%
Certificates of Deposit	7.2%
Non-Financial Company Commercial Paper	5.3%
Other Instruments	1.7%
Liabilities in Excess of Other Assets	-0.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class V
Trading Symbol	FPUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Net Assets	$ 4,006,244,792
Holdings Count | $ / shares	183
Advisory Fees Paid, Amount	$ 3,381,932
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$4,006,244,792
Number of Holdings	183
Net Advisory Fee	$3,381,932

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	23.1%
Financial Company Commercial Paper	23.0%
U.S. Treasury Repurchase Agreements	20.0%
Asset Backed Commercial Paper	11.9%
Non-Negotiable Time Deposits	8.6%
Certificates of Deposit	7.2%
Non-Financial Company Commercial Paper	5.3%
Other Instruments	1.7%
Liabilities in Excess of Other Assets	-0.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class X
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class X
Trading Symbol	FXRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 4,006,244,792
Holdings Count | $ / shares	183
Advisory Fees Paid, Amount	$ 3,381,932
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$4,006,244,792
Number of Holdings	183
Net Advisory Fee	$3,381,932

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	23.1%
Financial Company Commercial Paper	23.0%
U.S. Treasury Repurchase Agreements	20.0%
Asset Backed Commercial Paper	11.9%
Non-Negotiable Time Deposits	8.6%
Certificates of Deposit	7.2%
Non-Financial Company Commercial Paper	5.3%
Other Instruments	1.7%
Liabilities in Excess of Other Assets	-0.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class Y
Trading Symbol	FYRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 4,006,244,792
Holdings Count | $ / shares	183
Advisory Fees Paid, Amount	$ 3,381,932
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$4,006,244,792
Number of Holdings	183
Net Advisory Fee	$3,381,932

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	23.1%
Financial Company Commercial Paper	23.0%
U.S. Treasury Repurchase Agreements	20.0%
Asset Backed Commercial Paper	11.9%
Non-Negotiable Time Deposits	8.6%
Certificates of Deposit	7.2%
Non-Financial Company Commercial Paper	5.3%
Other Instruments	1.7%
Liabilities in Excess of Other Assets	-0.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class Z
Trading Symbol	FZRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Net Assets	$ 4,006,244,792
Holdings Count | $ / shares	183
Advisory Fees Paid, Amount	$ 3,381,932
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$4,006,244,792
Number of Holdings	183
Net Advisory Fee	$3,381,932

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	23.1%
Financial Company Commercial Paper	23.0%
U.S. Treasury Repurchase Agreements	20.0%
Asset Backed Commercial Paper	11.9%
Non-Negotiable Time Deposits	8.6%
Certificates of Deposit	7.2%
Non-Financial Company Commercial Paper	5.3%
Other Instruments	1.7%
Liabilities in Excess of Other Assets	-0.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class A
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class A
Trading Symbol	FTAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Net Assets	$ 362,613,996
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 284,838
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$362,613,996
Number of Holdings	46
Net Advisory Fee	$284,838

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.8%
Non-Financial Company Commercial Paper	16.3%
Other Municipal Securities	11.5%
Liabilities in Excess of Other Assets	-0.6%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class T
Trading Symbol	FTJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Net Assets	$ 362,613,996
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 284,838
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$362,613,996
Number of Holdings	46
Net Advisory Fee	$284,838

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.8%
Non-Financial Company Commercial Paper	16.3%
Other Municipal Securities	11.5%
Liabilities in Excess of Other Assets	-0.6%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class V
Trading Symbol	FHIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Net Assets	$ 362,613,996
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 284,838
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$362,613,996
Number of Holdings	46
Net Advisory Fee	$284,838

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.8%
Non-Financial Company Commercial Paper	16.3%
Other Municipal Securities	11.5%
Liabilities in Excess of Other Assets	-0.6%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class Y
Trading Symbol	FFCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 362,613,996
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 284,838
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$362,613,996
Number of Holdings	46
Net Advisory Fee	$284,838

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.8%
Non-Financial Company Commercial Paper	16.3%
Other Municipal Securities	11.5%
Liabilities in Excess of Other Assets	-0.6%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class Z
Trading Symbol	FTZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Net Assets	$ 362,613,996
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 284,838
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$362,613,996
Number of Holdings	46
Net Advisory Fee	$284,838

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	72.8%
Non-Financial Company Commercial Paper	16.3%
Other Municipal Securities	11.5%
Liabilities in Excess of Other Assets	-0.6%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class A
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class A
Trading Symbol	FATXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Net Assets	$ 51,572,949,995
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 49,514,818
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$51,572,949,995
Number of Holdings	113
Net Advisory Fee	$49,514,818

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	60.7%
U.S. Treasury Debt	40.2%
Liabilities in Excess of Other Assets	-0.9%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class D
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class D
Trading Symbol	FTDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Net Assets	$ 51,572,949,995
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 49,514,818
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$51,572,949,995
Number of Holdings	113
Net Advisory Fee	$49,514,818

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	60.7%
U.S. Treasury Debt	40.2%
Liabilities in Excess of Other Assets	-0.9%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class P
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class P
Trading Symbol	FUPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Net Assets	$ 51,572,949,995
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 49,514,818
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$51,572,949,995
Number of Holdings	113
Net Advisory Fee	$49,514,818

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	60.7%
U.S. Treasury Debt	40.2%
Liabilities in Excess of Other Assets	-0.9%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class T
Trading Symbol	FTTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Net Assets	$ 51,572,949,995
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 49,514,818
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$51,572,949,995
Number of Holdings	113
Net Advisory Fee	$49,514,818

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	60.7%
U.S. Treasury Debt	40.2%
Liabilities in Excess of Other Assets	-0.9%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class V
Trading Symbol	FLIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Net Assets	$ 51,572,949,995
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 49,514,818
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$51,572,949,995
Number of Holdings	113
Net Advisory Fee	$49,514,818

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	60.7%
U.S. Treasury Debt	40.2%
Liabilities in Excess of Other Assets	-0.9%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class X
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class X
Trading Symbol	FXFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 51,572,949,995
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 49,514,818
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$51,572,949,995
Number of Holdings	113
Net Advisory Fee	$49,514,818

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	60.7%
U.S. Treasury Debt	40.2%
Liabilities in Excess of Other Assets	-0.9%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class Y
Trading Symbol	FOCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Net Assets	$ 51,572,949,995
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 49,514,818
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$51,572,949,995
Number of Holdings	113
Net Advisory Fee	$49,514,818

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	60.7%
U.S. Treasury Debt	40.2%
Liabilities in Excess of Other Assets	-0.9%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class Z
Trading Symbol	FUZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 51,572,949,995
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 49,514,818
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$51,572,949,995
Number of Holdings	113
Net Advisory Fee	$49,514,818

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	60.7%
U.S. Treasury Debt	40.2%
Liabilities in Excess of Other Assets	-0.9%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class A
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class A
Trading Symbol	FOEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Net Assets	$ 7,072,244,608
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 6,763,335
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$7,072,244,608
Number of Holdings	46
Net Advisory Fee	$6,763,335

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.3%
Liabilities in Excess of Other Assets	-1.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class D
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class D
Trading Symbol	FODXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Net Assets	$ 7,072,244,608
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 6,763,335
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$7,072,244,608
Number of Holdings	46
Net Advisory Fee	$6,763,335

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.3%
Liabilities in Excess of Other Assets	-1.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class T
Trading Symbol	FTKXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Net Assets	$ 7,072,244,608
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 6,763,335
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$7,072,244,608
Number of Holdings	46
Net Advisory Fee	$6,763,335

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.3%
Liabilities in Excess of Other Assets	-1.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class V
Trading Symbol	FUIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Net Assets	$ 7,072,244,608
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 6,763,335
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$7,072,244,608
Number of Holdings	46
Net Advisory Fee	$6,763,335

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.3%
Liabilities in Excess of Other Assets	-1.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class X
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class X
Trading Symbol	FORXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of March 20, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$7	0.16%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.16%
Net Assets	$ 7,072,244,608
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 6,763,335
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$7,072,244,608
Number of Holdings	46
Net Advisory Fee	$6,763,335

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.3%
Liabilities in Excess of Other Assets	-1.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class Y
Trading Symbol	FOYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 7,072,244,608
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 6,763,335
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$7,072,244,608
Number of Holdings	46
Net Advisory Fee	$6,763,335

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.3%
Liabilities in Excess of Other Assets	-1.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class Z
Trading Symbol	FOZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Net Assets	$ 7,072,244,608
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 6,763,335
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$7,072,244,608
Number of Holdings	46
Net Advisory Fee	$6,763,335

Holdings [Text Block]	WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.3%
Liabilities in Excess of Other Assets	-1.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html